Investment properties	12 Months Ended
Dec. 31, 2020
Investment properties
Investment properties

17.Investment properties

The following is the movement of investment properties arising from the reclassification of sublease agreements:

Investment
properties - right of
use
Balance as of December 31, 2019	3,494
Amortization	(280)
Balance as of December 31, 2020	3,214